Fees and Expenses - Capital Group Core Equity ETF	Aug. 06, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
None

Operating Expenses Caption [Optional Text]	Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.33%
Other expenses	0.00
Total annual fund operating expenses	0.33

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

1 year	3 years	5 years	10 years
$34	$106	$185	$418

Expense Example, No Redemption [Table]

1 year	3 years	5 years	10 years
$34	$106	$185	$418

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	34.00%